CERTAIN TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2016
Certain Transactions Tables [Abstract]
Pro forma financial information
U.S.$ in millions
Current assets	$110
Deferred taxes and other assets	696
Identifiable intangible assets:
Product rights	781
Research and development in-process	177
Trade names / customer relationships	49
Goodwill	995

Total assets acquired	2,808
Current liabilities	117
Other liabilities	370

Total liabilities assumed	487
Net assets acquired	$2,321

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
U.S.$ in millions
Inventories	$139
Identifiable intangible assets:
Product and marketing rights	1,664
Goodwill	566

Total assets acquired	2,369
Current liabilities	34
Other liabilities	510

Total liabilities assumed	544
Net assets acquired	$1,825